Significant Accounting Policies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Significant Accounting Policies [Line Items]
Allowance for doubtful accounts	$ 184,344		$ 171,444	$ 311,610
Estimated useful life	10 years		10 years	10 years
Contract liabilities	$ 5,208		$ 25,144	$ 162,614
Common stock equivalents outstanding (in Shares)	1,132,008		561,197
Operating loss	$ 1,321,513		$ 8,554,067
Continuing operations	(1,213,377)	$ (1,566,722)	(6,125,491)	(7,931,673)
Working capital deficit	7,909,175		6,224,966
Cash balances in excess of provided insurance
Warrant liability	73,200		80,520	833,615
Allowance for doubtful accounts			171,444	311,610
Goodwill			382,750	1,732,431
Impairment charges on goodwill			1,207,234	2,243,820
Goodwill sold assets			1,349,681
Intangible asset impairment charge				438,374
Net loss from discontinued operations, net of tax		1,876,489	9,737,003	(2,390,235)
Impairment charges
Common stock equivalents outstanding (in Shares)			561,197	582,843
Cash flows used in continuing operations	$ (1,213,377)	$ (4,043,643)	$ (8,593,948)	$ (5,311,684)
Cash balances in excess of provided insurance			0	37,752
Warrant liabilities			$ 80,520	$ 833,615
Customer Concentration Risk [Member] | Customer One [Member] | Trade Accounts Receivable [Member]
Significant Accounting Policies [Line Items]
Customers risk, percentage	15.00%		15.00%	51.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Trade Accounts Receivable [Member]
Significant Accounting Policies [Line Items]
Customers risk, percentage	8.00%		12.00%
HWN’s Technology Services [Member]
Significant Accounting Policies [Line Items]
Net loss from discontinued operations, net of tax			$ 121,826
Overwatch Cyberlab, Inc [Member] | OCL [Member]
Significant Accounting Policies [Line Items]
Ownership percentage	80.00%		80.00%